Consolidated Balance Sheets (FY) (Parenthetical) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance for loan losses (in dollars)	$ 7,073,937	$ 5,860,291	$ 5,105,000	$ 4,354,000
Preferred Stock, Par value (in dollars per share)	$ 1	$ 1	$ 1
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	0	12,000
Preferred stock, shares outstanding	0	0	12,000
Common stock, par value (in dollars per share)	$ 1	$ 1	$ 1
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	12,704,581	11,152,561	5,896,033
Common stock, shares outstanding	12,704,581	11,152,561	5,896,033